Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	September 30, 2015	December 31, 2014
Taxes payable	$17.0	$6.2
Rebates, credits and discounts due to customers	10.5	8.2
Insurance	6.8	6.3
Bonuses	6.0	4.5
Salaries and wages	4.2	2.2
Restructuring reserves	2.8	0.2
Vacation pay	2.6	2.9
Employee benefit plans	2.4	2.6
Costs associated with the sale of Wells	2.1	—
Professional fees	1.3	0.7
Other	5.4	6.2

	$61.1	40.0